PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION
1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a)	Principal activities
Yunji Inc. (“Yunji”, or “the Company”) was incorporated under the laws of the Cayman Islands in November 2017, as an exempted company with limited liability.
The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively, the “Group”), offers a selection of high-quality products covering a broad range of categories at attractive prices through its
e-commerce
platform, Yunji App. In 2019, the Company integrated its original two
e-commerce
platforms, Yunji VIP App and Yunji Flagship App into one platform, Yunji App, with both basic features for all its users and exclusive features for the members of the Group’s membership program. Starting from first quarter of 2019, the Group also started to operate Yunji App as a marketplace platform for third party merchants to sell their merchandise to Yunji App users. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).
On May 3, 2019, the Company completed its initial public offering (IPO) of 11,000,000 American Depositary Shares (“ADSs”), each representing ten Class A ordinary shares of the Company, at the price of US$11.00 per ADS. On June 4, 2019, the Company’s underwriters exercised their over-allotment option to purchase an additional 217,447 ADSs. The Company received US$109 million (equivalent to RMB 737 million) of proceeds after deducting underwriting discounts commissions and other offering expense from its IPO and related over-allotment option arrangement. Immediately prior to the completion of the IPO, all classes of preferred shares of the Company, which were originally classified as Mezzanine Equity, were converted and re-designated
as 895,216,752 Class A ordinary shares on a
one-for-one
basis.

(b)	History of the Group and Basis of Presentation for the Reorganization
Prior to the incorporation of the Company and starting in May 2015, the Group’s business was carried out under subsidiaries (“Operating Entities”) of Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”), previously known as Hangzhou Bolue Biology Technology Co., Ltd. (“Bolue”). Mr. Xiao Shanglue is the
co-founder
of Bolue (the
“Co-Founder”).
The
Co-Founder,
Mr. Wang Peng, and the other two institutional investors were initial ordinary shareholders of Yunji Sharing (the four parties were collectively named as the “Initial Ordinary Shareholders”). In July 2015 and in November 2016, Yunji Sharing attracted new investors through series seed round financing (“Former Series Seed Capital Contribution”) and series A round of financing (“Former Series A Capital Contribution”), respectively (Note 22). The investors of the Former Series Seed and Series A Capital Contribution are namely as “Former Series Seed Beneficiary Owners” and “Former Series A Beneficiary Owners”, respectively. Given the fact Yunji Sharing was incorporated as a limited corporation in China with no shares issued, the paid in capital contributed by the Initial Ordinary Shareholders, the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners determined their equity interests percentage at Yunji Sharing level. In addition, the capital contributions from the Initial Ordinary Shareholders were recorded in the “Paid in capital of Yunji Sharing Technology Co., Ltd.” at the respective periods. Also, the capital contributions with preference and redemption rights from the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners were recorded in the “Mezzanine equity” at the respective periods (Note 22). After Yunji Inc. was established in Cayman Island in November 2017, Yunji Holdings Limited (“Yunji Holding”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company, and Hangzhou Yunchuang Sharing Network Technology Co., Ltd. (“Yunchuang Sharing” or “WFOE”) was established as a wholly owned subsidiary of Yunji Holding in the PRC. Thereafter, the new PRC subsidiaries and Zhejiang Yunji Preferred
E-commerce
Co., Ltd.,(“Yunji Preferred”), which is a VIE to hold Internet Content Provider (“ICP”) license, were established. Consequently, a series of contractual agreements were entered into among Yunchuang Sharing, Yunji Sharing, Yunji Preferred and its existing shareholders, including loan agreement, exclusive service agreement, equity interest pledge agreement, exclusive option agreement, proxy agreement and power of attorney, spousal consent letters that irrevocably authorized the existing shareholders designated by Yunchuang to exercise the equity owner’s rights over Yunji Sharing and Yunji Preferred.

In preparation of its initial public offering, the Group underwent a reorganization (the “Reorganization”) starting from December 2017. Under the Reorganization, the aforementioned Initial Ordinary Shareholders, the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners of Yunji Sharing, effectively swapped Yunji Sharing’s equity with Yunji Inc.’s shares. In doing so, Yunji Sharing returned the initial capital back to both of the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners to repurchase their equity interests of Yunji Sharing. These shareholders contributed the full amount of the returned capital into Yunji Inc. to complete the Reorganization. After the Reorganization, the prior shareholding interests at Yunji Sharing were mirrored to the shareholding interests of the Group.
As the shareholdings in the Company and Yunji Sharing were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled Yunji Sharing or Yunji Inc., the transaction of the Reorganization was determined as recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ deficit, and per share information including the net loss per share have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statements to reflect the final shares issued in the Reorganization.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIE’s subsidiaries.
As of December 31, 2019, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Chuangke Information Technology (Shenzhen) Co., Ltd.	Shenzhen	August 28, 2018	100%	Technology development
Zhejiang Youji Supply Chain Management Co., Ltd.	Huzhou	November 30, 2016	100%	Procurement
Anhui Delue Network Technology Co., Ltd.	Hefei	January 15, 2017	100%	Customer service
Anhui Yunhe Network Technology Co., Ltd.	Hefei	March 28, 2019	100%	Customer service
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Procurement
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Wuhan Yunteng Logistics Co., Ltd.	Wuhan	May 22, 2016	90%	Procurement and logistics
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Procurement
Ningbo Yunchu Trading Co., Ltd.	Ningbo	May 10, 2018	100%	Custom clearance
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership(LP)	Ningbo	January 15, 2019	100%	Investment holding
Desking technology(HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd	Tianjin	October 16, 2018	100%	Financing solution

As of December 31, 2019, the Company’s principal consolidated VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Jishang Network Technology Co., Ltd. (closed in August 2019)	Hangzhou	April 29, 2015	100%	E-Commerce and procurement
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	E-Commerce and procurement
Zhejiang Jixiang E-commerce Co., Ltd	Hangzhou	August 14, 2018	100%	E-Commerce

(c)	Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOE are further described below.
Loan Agreements
Pursuant to the relevant loan agreements, the WFOE has granted interest-free loans to the relevant Nominee Shareholders of the relevant VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. Only the WFOE can require the Nominee Shareholders to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable PRC laws, rules and regulations. The relevant Nominee Shareholder has agreed that any proceeds from sale of the Nominee Shareholder’s equity interest in the relevant VIE should be used to repay the loan amount to the WFOE. The term of the loan agreements is ten years and can be extended with the written consent of both parties before expiration.
Exclusive Option Agreements
Pursuant to the exclusive option agreement, the Nominee Shareholders of the VIEs have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIEs (the “Target Equity”) from the Nominee Shareholders at any time, and the VIEs have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the assets of the VIEs (the “Target Assets”) at any time. The total transfer price for the Target Equity and/or the Target Assets shall be equal to the loan provided by the WFOE to the Nominee Shareholders under the Loan Agreements. The VIEs and their Nominee Shareholders have agreed that without prior written consent of the WFOE, the Nominee Shareholders shall not sell, transfer, pledge or dispose of their equity interests, and the VIEs shall not sell, transfer, pledge or dispose of their assets, including but not limit to significant assets, significant revenue and significant business. In addition, the VIEs covenant that they shall not declare any dividend or change capitalization structure of the VIEs or enter into any loan or investment agreements.
Proxy Agreement and Power of Attorney
Pursuant to the Proxy Agreement and Power of Attorney, each of the Nominee Shareholders appointed the WFOE as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of directors, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The powers of attorney will remain effective for a given Nominee Shareholders until such shareholder ceases to be a shareholder of the relevant VIE or otherwise instructed by the WFOE.

Exclusive Service Agreement
Pursuant to the exclusive service agreement, the WFOE has agreed to provide to the VIEs services, including, but not limited to, development, maintenance and update of technology, design, installation, daily management, maintenance and updating of the network system, hardware design, and marketing. The VIEs shall pay to the WFOE service fees determined by the WFOE in its sole discretion. The agreement has a term of 10 years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by the WFOE in its sole discretion with 30 days’ prior written notice.
Equity Interest Pledge Agreements
Pursuant to the relevant equity interest pledge agreements, the Nominee Shareholders of the VIEs have pledged 100% equity interests in relevant VIEs to the WFOE to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the proxy agreement and power of attorney and the loan agreements, as well as the performance by the VIEs of their obligations under the exclusive option agreements and the exclusive service agreements. All of the equity interest pledge agreements shall remain valid until the pledges are released. In the event of a breach by the VIEs or any of their Nominee Shareholders of contractual obligations under the exclusive option agreements, the proxy agreement and power of attorney, the exclusive service agreements, the loan agreements and the equity interest pledge agreements, as the case may be, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in the relevant VIE and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the VIEs also covenant that, without the prior written consent of the WFOE, they will not dispose of, create or allow any encumbrance on the pledged equity interests. In October and December 2018, the Group registered the equity pledge with the relevant office of the Administration for Industry, respectively.
Spousal Consent Letters
Pursuant to the Spousal Consent Letters, each Nominee Shareholder, who is a natural person, and his or her spouse unconditionally and irrevocably agreed that the equity interests in the VIEs held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreements, the exclusive option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIEs held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in any VIE held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

(d)	Risks in relations to the VIE structure
The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated(It should be noted that the VIEs were not established until 2018 as the Reorganization occurred. The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	772,466	139,323
Restricted cash	26,000	80,289
Short-term investments	463,191	—
Accounts receivable, net	—	5,271
Advance to suppliers	13,823	21,393
Inventories, net	—	19,403
Amounts due from the Group companies(2)	888,991	2,872,259
Amounts due from related parties(1)	355	5,809
Prepaid expense and other current assets	371,661	171,498
Property, equipment and software, net	35,306	30,057
Operating lease right-of-use assets	—	8,774
Deferred tax assets	53,494	58,613
Other non-current assets	—	4,804

Total assets	2,625,287	3,417,493

Accounts payable	93,864	326,014
Deferred revenue	541,677	158,942
Incentive payables to members	421,945	—
Refund payable to members	396,024	26,883
Members management fee payable	108,384	13,805
Other payable and accrued liabilities	137,490	282,189
Amounts due to the Group companies(3)	1,193,439	2,846,591
Amounts due to related parties(1)	—	6,039
Operating lease liabilities, current	—	4,7 6 2
Operating lease liabilities, non-current		3,735
Deferred Tax Liability	—	1

Total liabilities	2,892,823	3,668,961

(1)	Information related to VIEs’ transactions with related parties is included in Note 26.
(2)	Amounts due from the Group companies consisted of inter-company receivables for the rendering of services made by the VIEs and their subsidiaries on behalf of other Group companies.
(3)	Amounts due to the Group companies consisted of inter-company payables for the purchase of goods made by other Group companies on behalf of the VIEs and their subsidiaries.

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	1,639,501	2,551,221	4,570,774
Cost of revenues	(429,376)	(593,605)	(2,550,386)
Net (loss)/income	(138,510)	(364)	16,071

Net cash generated by/(used in) operating activities	425,422	778,728	(1,019,175)
Net cash generated by/(used in) investing activities	(445,710)	(25,014)	440,033
Net cash generated by/(used in) financing activities	26,255	(208,982)	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,160	(2,302)	288

Net increase in cash, cash equivalents and restricted cash	13,127	542,430	(578,854)
Cash, cash equivalents and restricted cash at beginning of year	242,909	256,036	798,466

Cash, cash equivalents and restricted cash at end of year	256,036	798,466	219,612

Under the Contractual Arrangements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries, and can have assets transferred freely out of the consolidated VIEs and VIEs’ subsidiaries without restrictions. Therefore, the Company considers that there is no asset of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the respective VIEs and VIEs’ subsidiaries except for registered capital of VIEs and VIEs’ subsidiaries amounting to RMB 33,797 and RMB 33,797 as of December 31, 2018 and 2019, respectively. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to the general credit of the Company.
The Group believes that the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated WFOEs, VIEs and VIEs’ subsidiaries and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Arrangements.
In addition, if the current structure of any of the Contractual Arrangements were found to be in violation of any existing PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs and VIEs’ subsidiaries, which may result in deconsolidation of the VIEs and VIEs’ subsidiaries.
There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remain unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that such entities will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income of our affiliated Chinese entities, revoking our business licenses or the business licenses of our affiliated Chinese entities, requiring us and our affiliated Chinese entities to restructure our ownership structure or operations and requiring us or our affiliated Chinese entities to discontinue any portion or all of our value-added businesses. Any of these actions could cause significant disruption to the Company’s business operations, and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.